Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2016	2017
Raw materials	$577.1	$735.2
Work in progress	133.0	168.3
Finished goods	180.5	158.3
	$890.6	$1,061.8